Employee cost	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Employee cost
32.	Employee cost
Employee cost consists of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)

Salaries, wages and welfare expenses	US$	3,689.3	Rs.	279,624.2	Rs.	253,440.4	Rs.	281,172.4
Contribution to provident fund and other funds		376.8		28,558.9		27,643.3		27,200.4

Total	US$	4,066.1	Rs.	308,183.1	Rs.	281,083.7	Rs.	308,372.8

Employee benefits expense for the year ended March 31, 2022
and 2021
is net of Government grants received by certain subsidiary companies on fulfillment of all related conditions amounting to Rs. 1,483.1 million (GBP 14.5 million)

and Rs. 18,330.1 million (GBP 188.89 million
).
Share based payments
Accounting policy
The Company recognises compensation expense relating to share based payments in accordance with IFRS-2 Share-based Payment. Stock options granted by the Company to its employees are accounted as equity settled options. Accordingly, the estimated fair value of options granted that is determined on the date of grant, is charged to consolidated income statement on a straight line basis over the vesting period of options which is the requisite service period, with a corresponding increase in equity.
As at March 31, 2022, the Group had the following share based payment arrangements
.

(i)	Equity-settled share option plan

A	Tata Motors Limited Employees Stock Option Scheme 2018
The Company has granted stock options to certain employees during the year ended March 31, 2019, under Tata Motors Limited Employee Stock Options Scheme 2018 approved by Nomination and Remuneration Committee (NRC). As per the scheme, the number of shares that will vest is conditional upon certain performance measures determined by NRC. The performance is measured over vesting period of the options granted which ranges from 3 to 5 years. The performance measures under this scheme include growth in sales, earnings and free cash flow. The options granted under this scheme is exercisable by employees till one year from date of its vesting. The Company has granted options at an exercise price of Rs 345/-. Option granted will vest equally each year starting from 3 years from date of grant up to 5 years from date of grant. Number of shares that will vest range from 0.5 to 1.5 per option granted depending on performance measures.

Reconciliation of outstanding ESOP	Year ended March 31,
	2022		2021

Options outstanding at the beginning of the year		6,804,003	7,222,897
Granted during the year		335,209	—
Forfeited/Expired during the year		(122,419)	(418,894)
Exercised during the year		(354,242)	—
Options outstanding at the end of the year		6,662,551	6,804,003
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum		9,993,827	10,206,005
Minimum		3,331,276	3,402,002
Share price for options exercised during the year	Rs.	392 - 530	NA
Remaining contractual life		3 - 15 months	3 - 27 months
The Company has estimated fair value of options using Black Scholes model. The following assumptions were used for calculation of fair value of options granted.

	Year ended March 31,
Assumption factor	2022		2021

Risk free interest rate		7%-8%		7%-8%
Expected life of option		2-4 years		2-4 years
Expected volatility		33%-37%		33%-37%
Share price	Rs.	170.6	Rs.	170.6

B	Share-based Long Term Incentive Scheme 2021
The Company has granted Performance Stock Units (“PSUs”) and Employee Stock Options (“ESOs”) to its employees under the Tata Motors Limited Share-based Long Term Incentive Scheme 2021 (“TML SLTI Scheme 2021” or “Scheme”).
As per the scheme, the number of shares that will vest is conditional upon certain performance measures determined by NRC. The performance is measured over vesting period of the options granted. The performance measures under this scheme include growth in sales, earnings and free cash flow. The options granted under this scheme is exercisable by employees till one year from date of its vesting. The Company has granted options at an exercise price of Rs 338/- for ESOs and Rs 2/- for PSUs. Option granted will vest after 3 years from date of grant. Number of shares that will vest range from 0.5 to 1.2 per option granted depending on performance measures.

Reconciliation of outstanding ESOs/ PSUs	ESOs	PSUs
	No of options	No of options
Outstanding at the beginning of the period	—	—
Granted during the period	839,650	964,569
Forfeited during the period	—	—
Exercised during the period	—	—
Outstanding at the end of the period	839,650	964,569
Remaining contractual life	28 months	28 months
The Company has estimated fair value of options using Black Scholes model. The following assumptions were used for calculation of fair value of options granted.

Assumption factor	ESOs		PSUs

Risk free interest rate		5.3%		5.3%
Expected life of option		3.8 years		3.8 years
Expected volatility		50.7%		50.7%
Share price	Rs	376.4	Rs	376.4
Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company’s publicly-traded equity shares during a period equivalent to the expected term of the options.
The Company recognized an amount of Rs. 180.5 million and Rs. 90.4 million in employee cost for Employee Stock Options during the year ended March 31, 2022 and 2021 , respectively.